Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Trade and other current payables [abstract]
Accrued salary and compensation	$ 11,408		$ 10,722
Accrued compensation to employees and remuneration to directors and supervisors	2,783		2,500
Payables to contractors	2,484		2,265
Amounts collected for others	1,970		1,707
Accrued maintenance costs	1,210		1,117
Payables to equipment suppliers	557		720
Others	8,304		7,550
Total	$ 28,716	$ 914	$ 26,581